Subsequent Events (Details) - USD ($)		May 26, 2026	May 06, 2026	Apr. 15, 2026	Mar. 31, 2026	Mar. 31, 2025
Subsequent Events (Details) [Line Items]
Ordinary shares issued	[1]				5,100,000	5,100,000
Ordinary shares outstanding	[1]				5,100,000	5,100,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued			15,300,000
Stock split ratio		1-for-3	1-for-3
Ordinary shares outstanding			15,300,000
Securities purchase agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issue and sell an aggregate of ordinary shares				15,000,000
Purchase price per share (in Dollars per share)				$ 0.4
Aggregate proceeds of ordinary shares (in Dollars)				$ 6,000,000
Net proceeds received from ordinary shares (in Dollars)				$ 5,435,772
Ordinary shares par value per share (in Dollars per share)				$ 0
Securities purchase agreement [Member] | Pre-consolidation Basis [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issue and sell an aggregate of ordinary shares				15,000,000
Purchase price per share (in Dollars per share)				$ 0.4
Securities purchase agreement [Member] | Post-consolidation Basis [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Issue and sell an aggregate of ordinary shares				5,000,000
Purchase price per share (in Dollars per share)				$ 1.2
Stock split ratio				1-for-3

[1]	Shares and per-share data have been retroactively restated to reflect the 1-for-3 share consolidation effective May 26, 2026. (See Note 17)